Trade payables, accrued liabilities and deferred income	12 Months Ended
Dec. 31, 2018
Trade payables, accrued liabilities and deferred income [Abstract]
Trade payables and accrued liabilities
9.	Trade payables, accrued liabilities and deferred income

	As of December 31,
in CHF thousands	2018	2017
Trade and other payables	1,979	1,092
Accrued research and development costs	6,803	5,430
Accrued payroll expenses	2,482	2,420
Other accrued expenses	1,135	457
Deferred income	351	355
Total	12,750	9,754

An accrual of CHF 1.8 million and CHF 1.1 million was recognized for performance-related remuneration within Accrued payroll expenses for 2018 and 2017, respectively.

For the year ended December 31, 2018 and 2017, the Company has recorded CHF 0.4 million in deferred income in relation to research funding commitments from Biogen.